Basis of Presentation and Statement of Compliance (Policies)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Basis of Presentation and Statement of Compliance

These unaudited condensed interim consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which have been measured at fair value as at the relevant balance sheet date. The consolidated financial statements are presented in United States (“US”) dollars, which is the Company’s functional currency, and all values are rounded to the nearest thousand US dollars (US$ 000’s) unless otherwise noted. References to “Cdn$” refer to Canadian dollars.

These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”). The accounting policies applied in these unaudited condensed interim consolidated financial statements are based on International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and have been prepared using the same accounting policies and methods of application as disclosed in Note 3 to the audited consolidated financial statements for the year ended December 31, 2018 and were consistently applied to all the periods presented unless otherwise stated below. These unaudited condensed interim consolidated financial statements do not include all the information and note disclosures required by IFRS for annual consolidated financial statements and therefore should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2018.

The preparation of financial statements in accordance with IAS 34 requires the use of certain accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.

In the opinion of management, all adjustments (including normal recurring adjustments) necessary to present fairly the financial position at June 30, 2019 and the results of operations and cash flows for all periods presented have been made. The interim results are not necessarily indicative of results for a full year.

IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 – Uncertainty over Income Tax Treatments:

On January 1, 2019, the Company adopted IFRIC 23 – Uncertainty over Income Tax Treatments. IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The adoption of this guidance did not have a material impact on the Company’s Consolidated Statement of Earnings.

IFRS 16 - Leases

IFRS 16 – Leases:

General Impact of Application of IFRS 16 - Leases

On January 1, 2019, the Company adopted IFRS 16 – Leases (“IFRS16”), which supersedes IAS 17 – Leases (“IAS 17”). IFRS 16 removes the distinction between operating leases and finance leases and instead has all leases accounted for as a finance lease which requires the recognition of a right-of-use asset and a lease liability on the Consolidated Balance Sheet at the lease commencement for all leases. Additionally, IFRS 16 requires the Company to recognize depreciation expense relative to the right-of use assets and interest expense relative to the lease liability in the Consolidated Statement of Earnings.

The Company determined that it had two leases which are subject to the provisions of IFRS 16, specifically related to its offices in Vancouver, Canada and the Cayman Islands. As a result, at January 1, 2019, the Company recognized an additional $5 million of right-of-use assets on its balance sheet with an offsetting $5 million of lease liabilities.

The Company has applied the new standard prospectively with no restatement of the prior periods.

A reconciliation of the lease commitment relative to these two leases as reported on the financial statements for the year ended December 31, 2018 and the lease liability which has been reflected on the balance sheet effective January 1, 2019 is as follows:

(in thousands)
Lease commitment as disclosed at December 31, 2018
Not later than 1 year	$789
Later than 1 year and not later than 5 years	2,772
Later than 5 years	224

Total lease commitment as disclosed at December 31, 2018	$3,785
Extension option reasonably certain to be exercised [1]	1,530
Less: Discounting using the incremental borrowing rate [2]	(636)
Lease liability as at January 1, 2019	$4,679

Lease liability is comprised of:
Current portion	$679
Long-term portion	4,000
Lease liability as at January 1, 2019	$4,679

1)  The Company’s office lease in the Cayman Islands contains two optional extension periods. Upon applying IFRS 16, the Company concluded it was reasonably certain to exercise the first extension period. The second extension period, which covers a term of 5 years, was not included in the calculation of the lease liability.

2)  The future cash outflows were discounted using the Company’s estimated incremental borrowing rate ranging from 3.9764% to 4.3340%.

Accounting Policy – The Company as a Lessee

At inception of a contract, the Company assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to use an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company re-measures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is re-measured by discounting the revised lease payments using a revised discount rate.

The right-of-use assets comprise the initial measurement of the corresponding lease liability and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses, if any.